Property and equipment (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	SFr 369,294
Property, plant and equipment	252,899	SFr 369,294
At cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	753,667	509,343
Additions	6,389	244,324
Property, plant and equipment	760,056	753,667
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(384,373)	(286,773)
Additions	(122,784)	(97,600)
Property, plant and equipment	(507,157)	(384,373)
Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	99,170
Property, plant and equipment	51,965	99,170
Production equipment | At cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	283,499	283,499
Additions	6,389	0
Property, plant and equipment	289,888	283,499
Production equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(184,329)	(127,629)
Additions	(53,594)	(56,700)
Property, plant and equipment	(237,923)	(184,329)
Office furniture and EDP
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	49,996
Property, plant and equipment	28,078	49,996
Office furniture and EDP | At cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	233,706	208,712
Additions	0	24,994
Property, plant and equipment	233,706	233,706
Office furniture and EDP | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(183,710)	(149,873)
Additions	(21,918)	(33,837)
Property, plant and equipment	(205,628)	(183,710)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	220,128
Property, plant and equipment	172,856	220,128
Leasehold improvements | At cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	236,462	17,132
Additions	0	219,330
Property, plant and equipment	236,462	236,462
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(16,334)	(9,271)
Additions	(47,272)	(7,063)
Property, plant and equipment	SFr (63,606)	SFr (16,334)